SIGNIFICANT COMMITMENTS AND AGREEMENTS - Capital expenditures (Details) - Dec. 31, 2022 $ in Millions, Rp in Billions	IDR (Rp)	USD ($)
SIGNIFICANT COMMITMENTS AND AGREEMENTS
Capital expenditures	Rp 10,046	$ 267